Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year #	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	"Compensation Actually Paid" to PEO	Average Summary Compensation Table Total for Non-PEO NEOs [1]	Average "Compensation Actually Paid" to Non-PEO Named Executive Officers (“NEOs”)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (thousands $)
2025	$505,162	$483,884	$292,789	$280,874	$140.17	$420
2024	$333,389	$313,800	$239,720	$220,131	$70.74	$(3,135)
2023	$710,347	$354,112	$300,716	$279,230	$102.62	$1,370

Note 1: Non-PEO consists of Charles Griffith, Chief Financial Officer, and Daniel Barton, Vice President Operations, for 2025 and 2024. 2023 includes Mr. Griffith only but excludes the $20,000 bonus for service as acting PEO in 2023, which is included in the 2023 PEO compensation above, see note (3) to the Summary Compensation Table below.

Officer compensation (both named and un-named) is determined by the Board. In terms of base salary the Board considers the market for similarly situated employees at peer companies and the employee’s overall performance both individually and as it relates to the overall results. Variable compensation considers revenue and profitability during the year as they relate to the financial plan submitted to and approved by the Board prior to the beginning of the fiscal year. Compensation actually paid to the PEO and Non-PEO NEO reflects the actual salaries and other compensation plus the bonus amount accrued for during the year, but paid early in the following year. The Board elected not to consider shareholder return as a factor in results that would impact compensation.

PEO Total Compensation Amount	$ 505,162	$ 333,389	$ 710,347
PEO Actually Paid Compensation Amount	483,884	313,800	354,112
Non-PEO NEO Average Total Compensation Amount	292,789	239,720	300,716
Non-PEO NEO Average Compensation Actually Paid Amount	280,874	220,131	279,230
Total Shareholder Return Amount	140.17	70.74	102.62
Net Income (Loss)	$ 420,000	$ (3,135,000)	$ 1,370,000